PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Provisions And Contingent Liabilities [Abstract]
Disclosure of provisions [text block]
The following tables show the detail of the provisions:

As of December 31, 2018

	Judicial proceedings	Administrative proceedings	Financial guarantees (1)	loan commitments (1)	Onerous contracts	Total
In millions of COP
Balance at December 31, 2017	30,412	1,592	52,290	99,500	-	183,794
Effect of adoption of IFRS 9	-	-	(3,215)	(8,574)	-	(11,789)
Balance at January 1, 2018	30,412	1,592	49,075	90,926	-	172,005
Additions recognized in the year	22,281	7,272	7,708	21,922	2,759	61,942
Provisions used during the period	(6,489)	-	(5)	-	-	(6,494)
Provisions reversed during the period	(10,177)	(8,395)	(33,686)	(13,713)	-	(65,971)
Foreign currency translation adjustment	606	-	8	5,424	274	6,312
Effect of discounted cash flows	239	-	-	-	-	239
Final balance at December 31, 2018	36,872	469	23,100	104,559	3,033	168,033

(1)
The provisions for financial guarantees and loan commitments as of December 31, 2018 were estimated according to the expected credit losses methodology required by IFRS 9, on the other hand, the estimations for the year ended as of December 31, 2017 were computed under IAS 39, therefore both amounts are not comparable. For further information see Note 32 Impacts on application of new standards.

As of December 31, 2017

	Judicial proceedings	Administrative proceedings	Financial guarantees	loan commitments	Total
In millions of COP
Balance at January 1, 2017	29,135	1,312	77,366	100,748	208,561
Additions recognized in the year	23,396	302	55,539	27,198	106,435
Provisions used during the period	(10,623)	-	-	-	(10,623)
Provisions reversed during the period	(11,504)	-	(80,615)	(28,127)	(120,246)
Foreign currency translation adjustment	(90)	-	-	(319)	(409)
Effect of discounted cash flows	98	(22)	-	-	76
Balance at December 31, 2017	30,412	1,592	52,290	99,500	183,794

Disclosure of commitments [text block]
The amount guaranteed should be reimbursed to the beneficiary of the guarantee in case of breach of agreed covenants by the customer guaranteed or upon its financial insolvency.

As of December 31, 2018

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	303,308
Guarantees greater than 1 month and up to 3 months	780,103
Guarantees greater than 3 months and up to 1 year	2,287,434
Guarantees greater than 1 year and up to 3 years	1,426,992
Guarantees greater than 3 year and up to 5 years	277,710
Guarantees greater than 5 years	177,828
Total	5,253,375

As of December 31, 2017

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	960,268
Guarantees greater than 1 month and up to 3 months	1,230,687
Guarantees greater than 3 months and up to 1 year	2,946,250
Guarantees greater than 1 year and up to 3 years	1,224,061
Guarantees greater than 3 year and up to 5 years	149,238
Guarantees greater than 5 years	191,139
Total	6,701,643

Provisions For Financial Guarantees And Loan Commitments Table Text Block [Text Block]
The following explains the significant changes in the provisions of financial guarantees and loan commitments during period at December 31, 2018 which were estimated using the expected credit loss model required by IFRS 9 (2014):

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2018	125,189	14,502	310	140,001
Net remeasurement of loss allowance	(24,851)	3,239	17,602	(4,010)
Transfer 12-month ECL	(16,727)	(20,644)	(3,528)	(40,899)
Transfer Lifetime ECL not credit-impaired	(5,216)	33,702	(7,769)	20,717
Transfer Lifetime ECL credit-impaired	(2,908)	(9,819)	28,899	16,172
Provisions used during the period	28,360	988	6,741	36,089
Provisions reversed during the period	(20,459)	(4,757)	(24,637)	(49,853)
Translation adjustment	4,515	918	(1)	5,432
Balance at December 31, 2018	112,754	14,890	15	127,659

Disclosure Of Contingent liabilities Table text Block [Text Block]
The following contingencies listed below are contingencies reported as of December 31, 2017 that were concluded in the Bank’s favor as of December 31, 2018:

Case/Procedure	Amount	Termination/Decision
Miles of USD
Revocatory Action claim by Interbolsa S.A. Comisionista de Bolsa vs. Bancolombia	4,308	In Bancolombia’s favor